FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2017
FINANCIAL RISK MANAGEMENT [Text Block]
9.	FINANCIAL RISK MANAGEMENT

a)	FOREIGN CURRENCY RISK

Foreign currency risk is the risk that a variation in exchange rates between the United States dollar and other foreign currencies will affect the Company’s operations and financial results. A portion of the Company’s transactions are denominated in Canadian dollars and Turkish lira. The Company is also exposed to the impact of currency fluctuations on its monetary assets and liabilities. Significant foreign currency gains or losses are reflected as a separate component in the consolidated statement of operations. The Company has not used derivatives instruments to reduce its exposure to foreign currency risk.

The following table indicates the impact of foreign currency risk on net working capital as at December 31, 2017. The table below also provides a sensitivity analysis of a 10 percent strengthening of the US dollar against the Turkish lira and the Canadian dollar as identified which would have increased (decreased) the Company’s net loss by the amounts shown in the table below. A 10 percent weakening of the US dollar against the Turkish Lira and the Canadian dollar would have had an equal but opposite effect as at December 31, 2017.

	Canadian	Turkish
	Dollar	Lira
Cash	$83,652	$7,175
Prepaids and advances	-	14,541
Accounts payable	(305,973)	(20,290)
Accrued liabilities	-	-
Total foreign currency working capital	(222,321)	1,426
US$ exchange rate at December 31, 2017	0.7971	0.2547
Total foreign currency net working capital in US$	(177,212)	363
Impact of a 10% strengthening of the US$ on net loss	(17,721)	36

b)	MARKET RISK

Market risk is the potential for financial loss from adverse changes in underlying market factors, including foreign- exchange rates, commodity prices and stock based compensation costs.

c)	DISCLOSURES OF FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES

At December 31, 2017, the carrying values of the Company’s cash, accounts payable and accrued liabilities approximate fair value.